UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net income (loss)	$ 643	$ (154)	$ 840	$ (349)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	106	81	89	119
Cash flow hedges	7	(7)	16	(12)
Taxes on the above items	(1)	(1)	5	5
Share of income (losses) from investments in associates	0	13	0	(3)
Total other comprehensive income	112	86	110	109
Comprehensive income (loss)	755	(68)	950	(240)
Attributable to:
Brookfield Infrastructure Partners L.P.	526	(219)	546	(511)
Non-controlling interests	$ 229	$ 151	$ 404	$ 271